Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			6 Months Ended
	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2025 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			622,292
Granted (in shares) | shares			118,902
Exercised (in shares) | shares			(58,784)
Forfeited/Expired (in shares) | shares			(11,623)
Outstanding at end of period (in shares) | shares	670,787	622,292	670,787
Exercisable at end of period (in shares) | shares	436,041		436,041
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 170.52
Granted (in USD per share) | $ / shares			185.18
Exercised (in USD per share) | $ / shares			110.50
Forfeited/Expired (in USD per share) | $ / shares			256.00
Outstanding at end of period (in USD per share) | $ / shares	$ 176.90	$ 170.52	176.90
Exercisable at end of period (in USD per share) | $ / shares	$ 152.79		$ 152.79
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 3 months 18 days	3 years 10 months 28 days
Weighted average contractual term of options exercisable	3 years 18 days